Consolidated Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–135.11%(b)(c)
Aerospace & Defense–8.34%
Boeing Co., Revolver Loan (d)(e)	0.00%	10/30/2022		$ 16,085	$ 15,964,768
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	1,414	1,414,188
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.51%	04/08/2026		3,389	3,222,556
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.51%	04/08/2026		1,820	1,731,140
FDH Group Acquisition, Inc., Term Loan A (3 mo. USD LIBOR + 7.00%)(d)	8.00%	04/01/2024		22,235	21,786,194
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.99%	04/30/2028		1,339	1,297,010
Greenrock Finance, Inc.
Delayed Draw Term Loan B(e)	0.00%	04/12/2029		200	192,961
Term Loan B (Term SOFR + 4.25%)	5.39%	04/12/2029		433	418,082
IAP Worldwide Services, Inc.
Revolver Loan(d)(e)	0.00%	07/18/2023		1,794	1,794,337
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(d)	8.00%	07/18/2023		1,759	1,759,004
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	09/22/2028		160	154,017
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	09/21/2029		385	375,837
Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.59%	02/01/2029		2,400	2,314,043
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B(d)(f)	-	02/10/2029		740	721,183
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	01/15/2025		1,865	1,824,176
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	03/08/2025		785	615,878
					55,585,374

Air Transport–5.91%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.81%	04/20/2028		6,359	6,355,275
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/11/2028		2,237	2,187,649
American Airlines, Inc.
Term Loan (3 mo. USD LIBOR + 1.75%)	2.77%	06/27/2025		2,391	2,203,102
Term Loan B (3 mo. USD LIBOR + 2.00%)	2.84%	12/15/2023		169	166,321
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	655	700,114
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 6.25%)(d)	7.25%	05/09/2024		2,892	2,891,807
Incremental Delayed Draw Term Loan (1 mo. USD LIBOR + 6.25%)(d)	7.25%	05/09/2024		8,340	8,339,909
Term Loan (1 mo. USD LIBOR + 6.25%)(d)	7.25%	05/09/2024		8,676	8,675,976
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.71%	04/21/2028		5,846	5,715,606
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	5.00%	12/11/2026		2,301	2,153,082
					39,388,841

Automotive–6.18%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.35%	04/06/2028		4,063	3,869,621
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (1 mo. SONIA + 7.50%)	7.94%	07/30/2029	GBP	800	944,650
Term Loan B (6 mo. SONIA + 4.75%)	4.95%	06/30/2028	GBP	305	356,004
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.51%	11/09/2027		2,555	2,399,612
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2028		4,278	4,111,982
Muth Mirror Systems LLC
Revolver Loan(d)(e)	0.00%	04/23/2025		1,523	1,457,320
Term Loan (3 mo. USD LIBOR + 6.75%)(d)	7.75%	04/23/2025		17,449	16,698,154
PowerStop LLC, Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	5.99%	01/24/2029		1,209	1,064,182
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	05/22/2024		800	780,803
Transtar Industries, Inc.
Delayed Draw Term Loan (Acquired 01/22/2021; Cost $1,117,521)(d)(e)(g)	0.00%	01/22/2027		1,136	1,141,599
Delayed Draw Term Loan (3 mo. USD LIBOR + 7.00%)(d)	8.24%	01/22/2027		8,095	8,135,901

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.43%	05/11/2028		$302	$ 251,613
					41,211,441

Beverage & Tobacco–2.23%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(f)	-	07/31/2028		594	565,432
Incremental Term Loan(f)	-	07/30/2028		2,612	2,487,899
Term Loan B (Term SOFR + 3.75%)	4.54%	07/31/2028		6,125	5,841,762
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.51%	03/20/2024		1,151	1,006,073
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.47%	03/31/2028		2,701	2,525,821
Naked Juice LLC, Second Lien Term Loan(f)	-	01/20/2030		1,519	1,471,924
Waterlogic Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.76%	08/17/2028		965	947,162
					14,846,073

Brokers, Dealers & Investment Houses–0.01%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (f)	-	08/05/2029		39	37,532

Building & Development–1.55%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	3.63%	08/27/2025		244	234,400
Fluidra (Spain), Term Loan B (Term SOFR + 2.00%)	3.13%	01/29/2029		356	348,612
Icebox Holdco III, Inc.
Delayed Draw Term Loan(e)	0.00%	12/22/2028		335	319,894
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	12/21/2029		593	564,456
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.76%	12/22/2028		1,620	1,546,155
LBM Holdings LLC, Term Loan(f)	-	12/17/2027		37	34,352
LHS Borrow LLC (Leaf Home Solutions), Term Loan B(d)(f)	-	02/16/2029		2,578	2,242,949
Mayfair Mall LLC, Term Loan(d)(f)	-	04/20/2023		1,183	1,085,167
Modulaire (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/08/2028	EUR	425	430,849
Oldcastle BuildingEnvelope, Inc., Term Loan B(f)	-	04/29/2029		2,287	2,099,562
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.57%	05/29/2026		288	278,580
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.01%	07/24/2024		1,192	1,144,227
					10,329,203

Business Equipment & Services–15.73%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	5.64%	05/17/2028		854	823,162
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR	259	267,023
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.01%	05/22/2024		1,694	1,668,938
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	10/30/2026		62	59,649
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 1.87% Cash Rate (Acquired 02/15/2019-03/28/2022; Cost $4,160)(g)(h)	9.50%	08/15/2023		5	1,721
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019; Cost $248,462)(g)	8.50%	02/15/2023		249	217,782
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	05/17/2028		1,299	1,239,011
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	02/15/2029		1,411	1,378,313
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	02/10/2028		773	739,823
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.26%	08/08/2026		106	103,282
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(d)	6.46%	10/05/2028		1,371	1,295,883
CV Intermediate Holdco Corp.
Delayed Draw Term Loan(d)(f)	-	03/31/2026		7,967	7,958,260
Revolver Loan (3 mo. USD LIBOR + 5.75%)(d)	6.75%	03/31/2026		177	176,403
Revolver Loan(d)(e)	0.00%	03/31/2026		1,001	999,619
Term Loan B (3 mo. USD LIBOR + 5.75%)(d)	6.81%	03/31/2026		7,867	7,858,767
Dakota Holding Corp.
First Lien Term Loan (Term SOFR+ 3.75%)	4.78%	04/09/2027		995	959,060
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	04/07/2028		120	118,249

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Dun & Bradstreet Corp. (The)
Revolver Loan(d)(e)	0.00%	09/11/2025		$3,577	$ 3,365,557
Term Loan (1 mo. USD LIBOR + 3.25%)	4.27%	02/06/2026		480	466,531
Garda World Security Corp. (Canada)
Incremental Term Loan(f)	-	02/11/2029		1,839	1,732,578
Term Loan (1 mo. USD LIBOR + 4.25%)	5.26%	10/30/2026		3,005	2,831,603
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	05/12/2028		5,139	4,889,473
Grandir (France)
Delayed Draw Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/21/2028	EUR	65	67,725
Term Loan B-1(f)	-	10/21/2028	EUR	388	406,348
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	5.26%	06/30/2028		928	900,610
I-Logic Tech Bidco Ltd. (United Kingdom), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/16/2028	EUR	258	266,913
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (SONIA + 4.75%)	5.81%	06/23/2024	GBP	3,566	4,246,660
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	04/01/2028	EUR	410	424,085
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	10/28/2027		3,976	3,717,013
Lamark Media Group LLC
Delayed Draw Term Loan(d)(e)	0.00%	10/14/2027		1,630	1,595,078
Revolver Loan (3 mo. EURIBOR + 5.75%)(d)	7.15%	10/14/2027		489	478,524
Revolver Loan(d)(e)	0.00%	10/14/2027		598	584,862
Term Loan B (3 mo. EURIBOR + 5.75%)(d)	6.75%	10/14/2027		7,587	7,425,090
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	03/29/2024		8,592	5,649,026
Term Loan (1 mo. USD LIBOR + 6.00%)	7.50%	07/03/2024		5,446	5,459,298
NAS LLC
Incremental Term Loan (3 mo. EURIBOR + 6.50%)(d)	7.50%	06/03/2024		3,413	3,420,173
Revolver Loan (3 mo. EURIBOR + 6.50%)(d)	0.50%	06/03/2024		172	172,739
Revolver Loan(d)(e)	0.00%	06/01/2024		689	690,955
Term Loan (3 mo. EURIBOR + 6.50%)(d)	7.50%	06/03/2024		8,404	8,420,722
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	03/02/2028		1,315	1,259,157
Orchid Merger Sub II LLC, Term Loan B(d)(f)	-	07/27/2027		3,205	3,140,548
Protect America
Revolver Loan(d)(f)	-	09/01/2024		2,275	2,173,153
Revolver Loan(d)(e)	0.00%	09/01/2024		103	98,267
Skillsoft Corp., Term Loan B (Term SOFR + 4.75%)	6.19%	07/14/2028		2,556	2,460,990
Solera, Term Loan B (SONIA + 5.25%)	6.19%	06/05/2028	GBP	415	499,930
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		6,450	6,169,316
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	11/22/2027	EUR	391	408,397
Thermostat Purchaser III, Inc.
First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(d)	5.25%	08/31/2028		8	7,891
First Lien Delayed Draw Term Loan(d)(e)	0.00%	08/31/2028		31	29,590
Term Loan B (1 mo. USD LIBOR + 4.50%)(d)	6.07%	08/30/2028		791	761,322
Thevelia (US) LLC, First Lien Term Loan B(f)	-	02/10/2029		1,473	1,420,637
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	6.68%	03/20/2027		883	874,240
Virtusa Corp.
Incremental Term Loan B(f)	-	02/08/2029		391	372,763
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	02/11/2028		1,095	1,042,894
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.25%	08/04/2028		1,049	1,033,526
					104,829,129

Cable & Satellite Television–3.82%

Altice Financing S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.75%)	3.79%	07/15/2025		468	447,803
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	3.12%	01/15/2026		1	1,231
Term Loan (3 mo. USD LIBOR + 2.25%)	3.12%	07/17/2025		10	9,431
Lightning Finco Ltd. (United Kingdom)
Term Loan B-1(d)(f)	-	09/01/2028		17,301	17,080,813
Term Loan B-2(d)(f)	-	09/01/2028		2,097	2,058,658

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	5.41%	08/14/2026		$1,845	$ 1,743,707
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	4.73%	01/31/2026		3,480	3,270,369
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	09/01/2028		681	658,772
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.87%	04/30/2028		206	199,375
					25,470,159

Chemicals & Plastics–3.22%
Altadia (Spain), Term Loan B (f)	-	02/17/2029	EUR	328	327,599
Aruba Investments, Inc.
First Lien Term Loan(f)	-	11/24/2027		625	598,163
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.72%	11/24/2028		1,365	1,337,817
Arxada (Switzerland), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/03/2028	EUR	350	351,855
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		4,489	4,448,221
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)(d)	4.51%	09/29/2027		1,490	1,445,129
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	215	211,819
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	12/01/2027		875	846,459
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		1,146	1,055,566
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		170	157,120
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR	398	392,500
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/21/2024		41	38,622
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(d)	6.31%	11/01/2028		1,213	1,154,985
Fusion, Term Loan B(d)(f)	-	02/01/2029		955	902,292
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	12/29/2027		1,565	1,449,951
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.76%	12/29/2028		284	261,383
Kpex Holdings, Inc., Term Loan(f)	-	01/31/2025		2	1,502
Lonza Solutions (Switzerland), Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	07/03/2028		232	216,335
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	06/30/2027		609	578,137
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	6.25%	02/27/2026		2,070	2,044,256
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	12/14/2027		717	702,106
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.16%	11/03/2025		1,943	1,860,796
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	09/22/2028		1,081	1,056,418
					21,439,031

Clothing & Textiles–0.88%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (Term SOFR + 6.00%)	6.80%	12/20/2029		796	764,189
Term Loan B-2(f)	-	01/31/2029		3,375	3,244,553
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.10%	04/28/2028		235	222,754
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	12/29/2027		205	196,922
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.97%	05/01/2024		166	147,939
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/30/2026	EUR	1,247	1,288,290
					5,864,647

Conglomerates–0.11%
CeramTec (Germany), Term Loan B (f)	-	01/19/2029	EUR	446	453,155
Safe Fleet Holdings LLC, Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		264	255,311
					708,466

Containers & Glass Products–8.01%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.55%	03/11/2028		2,390	2,281,679
Brook & Whittle Holding Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.00%)	5.18%	12/14/2028		245	236,012
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.18%	12/14/2028		982	947,540
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	5.25%	03/29/2024		4,128	3,962,842
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.01%	11/21/2023		3,808	3,575,550

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Keg Logistics LLC
Revolver Loan (1 mo. EURIBOR + 6.25%)(d)	7.25%	11/23/2027		$333	$ 327,246
Revolver Loan(d)(e)	0.00%	11/23/2027		1,933	1,902,661
Term Loan A(d)(f)	-	11/23/2027		26,053	25,638,387
Keter Group B.V. (Netherlands), Term Loan B-5(f)	-	10/31/2023	EUR	613	614,486
LABL, Inc.
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/29/2028	EUR	906	934,966
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.06%	10/29/2028		4,046	3,823,116
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 4.00%) (Acquired 11/13/2020-01/13/2022; Cost $1,099,869)(g)	9.02%	11/13/2025		1,220	1,238,456
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	5.26%	07/07/2028		737	717,875
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	5.22%	10/04/2028		628	603,167
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.47%	10/04/2029		409	364,181
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.80%	10/02/2028		1,265	1,182,404
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.55%	10/01/2029		325	288,825
Refresco Group N.V. (Netherlands)
Term Loan B(f)	-	05/05/2029		4,668	4,523,597
Term Loan B(f)	-	05/05/2029	GBP	195	239,880
					53,402,870

Cosmetics & Toiletries–1.26%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	08/11/2025		677	567,477
Bausch and Lomb, Inc., Term Loan(f)	-	05/05/2027		4,922	4,749,648
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.09%	04/05/2025		1,345	1,286,417
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	179	189,284
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	06/29/2028	EUR	1,137	1,187,422
Wella, Term Loan B(f)	-	01/27/2029	EUR	423	424,665
					8,404,913

Drugs–0.12%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.06%	03/27/2028		988	771,490
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	3.06%	11/15/2027		19	18,162
					789,652

Ecological Services & Equipment–4.08%
Anticimex (Sweden)
Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.60%	11/16/2028		814	792,077
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.10%	11/16/2028		1,313	1,258,054
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	05/11/2025		805	774,601
Groundworks LLC
First Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.00%	01/17/2026		5,344	5,333,250
First Lien Incremental Revover Loan(d)(e)	0.00%	01/17/2026		480	479,352
First Lien Incremental Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.01%	01/17/2026		12,132	12,107,748
Second Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.00%	01/17/2026		4,061	4,052,462
OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.75%	12/31/2025	EUR	325	318,626
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025		803	729,585
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(d)	9.56%	11/02/2028		1,401	1,365,668
					27,211,423

Electronics & Electrical–11.31%
Altar BidCo, Inc., Second Lien Term Loan (Term SOFR + 5.60%)	6.34%	02/01/2030		393	372,377
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	10/25/2028		62	60,213
Barracuda Networks, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.73%	02/12/2025		61	61,398
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	10/30/2028		153	154,056
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	36	36,521
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	04/18/2025		923	900,734
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	01/01/2028		1,652	1,527,682

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		$1,827	$ 1,724,349
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		594	566,042
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	542	573,939
Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	11/01/2028		1,806	1,771,053
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.83%	02/04/2028		1,213	1,179,025
Emerald Technologies AcquisitionCo, Inc., Term Loan B(f)	-	12/29/2027		381	374,445
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	05/06/2026		1,661	1,597,121
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.74%	06/13/2024		1,067	1,009,112
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	01/07/2028		1,614	1,557,742
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	07/01/2024		690	675,726
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.31%	07/07/2025		334	331,412
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.21%	01/11/2027		1,649	1,644,448
Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.06%	03/02/2029		514	504,097
Learning Pool (United Kingdom)
Term Loan (SONIA + 6.00%) (Acquired 01/07/2022; Cost $781,919)(d)(g)	6.80%	08/17/2028	GBP	584	727,713
Term Loan 2 (SONIA + 6.00%) (Acquired 01/07/2022; Cost $759,900)(d)(g)	6.75%	08/17/2028		771	759,992
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	5.68%	08/28/2027		5,359	4,646,730
Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)	4.89%	12/31/2027		154	151,396
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	6.21%	08/13/2028		3,163	3,107,705
Maverick Bidco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	05/18/2028		787	761,322
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.99%	05/18/2029		85	83,805
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.48%	07/27/2029		1,066	992,002
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.23%	07/27/2028		3,501	3,226,527
McAfee LLC
First Lien Term Loan B (Term SOFR + 4.50%)	4.84%	03/01/2029		5,772	5,497,470
Term Loan B (3 mo. EURIBOR + 4.50%)	4.25%	03/01/2029	EUR	925	957,133
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/25/2019-02/01/2022; Cost $3,718,357)(g)	7.31%	04/29/2026		3,787	3,635,673
Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(d)	6.25%	03/03/2028	EUR	1,541	1,628,920
Oberthur Tech (France), Term Loan B-4 (3 mo. EURIBOR + 4.50%)	4.50%	01/10/2026	EUR	265	278,460
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.51%	01/09/2026		2,260	2,177,971
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		806	787,609
Term Loan (3 mo. USD LIBOR + 3.25%)	5.33%	02/01/2024		6,198	6,024,129
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	01/02/2025		1,984	1,932,000
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.50%)	5.75%	07/05/2024		2,637	2,622,502
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		668	664,538
Quest Software US Holdings, Inc.
Second Lien Term Loan (Term SOFR + 7.50%)	8.72%	01/20/2030		258	244,071
Term Loan B(f)	-	01/19/2029		4,788	4,437,094
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.06%	05/29/2026		577	563,085
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 7.00% Cash Rate(h)	2.00%	12/08/2026		5,398	3,874,408
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.56%	10/31/2025		2,375	2,347,395
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.06%	11/02/2026		289	286,170
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	5.26%	03/03/2028		495	487,350
SonicWall U.S. Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.26%	05/16/2025		143	138,262
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.11%	03/05/2027		41	39,927
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	05/04/2026		1,802	1,757,876
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.21%	05/03/2027		294	283,621
Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	6.01%	09/01/2025		2,272	1,971,237

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		$1,684	$ 1,671,460
					75,387,045

Financial Intermediaries–0.32%
Edelman Financial Center LLC (The), Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.81%	07/20/2026		192	183,984
LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	09/15/2028		1,803	1,744,261
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	10/26/2025		196	194,299
					2,122,544

Food Products–5.08%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	12/18/2026		1,563	1,538,202
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France)
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/15/2027	EUR	495	431,936
Term Loan B (3 mo. EURIBOR + 4.00%)(d)	4.00%	02/14/2027	EUR	474	413,471
BrightPet
Incremental Term Loan B (3 mo. USD LIBOR + 6.25%)(d)	7.25%	10/05/2026		3,958	3,884,619
Revolver Loan (3 mo. USD LIBOR + 6.25%)(d)	6.39%	10/05/2026		1,177	1,155,438
Revolver Loan(d)(e)	0.00%	10/05/2026		188	184,200
Term Loan B (3 mo. USD LIBOR + 6.25%)(d)	7.26%	10/05/2026		3,894	3,821,785
Florida Food Products LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%) (Acquired 10/08/2021-05/10/2022; Cost $5,601,406)(g)	6.06%	10/18/2028		5,708	5,557,893
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 10/08/2021-11/30/2021; Cost $1,101,664)(g)	9.06%	10/08/2029		1,133	1,101,599
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.06%	05/23/2025		1,498	1,409,274
Term Loan (3 mo. USD LIBOR + 3.69%)	4.75%	05/23/2025		21	19,368
Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/02/2028	EUR	342	345,004
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.81%	09/22/2028		198	197,253
Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	3.35%	07/02/2025		190	167,914
Teasdale Foods, Inc., Term Loan B (3 mo. USD LIBOR + 7.00%)(d)	8.00%	12/18/2025		14,683	12,652,418
United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	10/22/2025		62	60,649
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (SONIA + 5.00%)	5.69%	06/28/2028	GBP	745	874,620
					33,815,643

Food Service–0.68%
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	02/07/2025		952	916,433
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	03/31/2026		541	520,395
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.01%	02/07/2025		698	672,014
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	2,172	2,016,004
NPC International, Inc., Second Lien Term Loan(d)(i)(j)	0.00%	04/18/2025		300	6,005
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	04/13/2028		454	382,412
					4,513,263

Health Care–9.33%
Acacium (United Kingdom)
Term Loan (SONIA + 5.00%)(d)	5.94%	05/19/2028	GBP	516	657,916
Term Loan(d)(f)	-	06/08/2028		1,161	1,156,375
Ascend Learning LLC, Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	12/10/2029		786	754,018
athenahealth, Inc.
Delayed Draw Term Loan B(e)	0.00%	02/15/2029		574	549,619
Term Loan B (Term SOFR + 3.50%)	4.36%	01/26/2029		3,388	3,242,752
Cerba (Chrome Bidco) (France), Term Loan(f)	-	02/14/2029	EUR	472	492,176
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B(f)	-	02/22/2029	EUR	593	617,155
Curium BidCo S.a.r.l. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.26%	12/02/2027		321	308,118
Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.01%	07/09/2026		85	81,828
embecta, Term Loan (Term SOFR + 3.00%)	3.65%	01/27/2029		5	5,298
Ethypharm (France), Term Loan B (SONIA + 4.50%)	5.44%	04/17/2028	GBP	649	755,822

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	02/04/2027		$1,762	$ 1,702,675
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	10/01/2027		1,539	1,508,649
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	03/14/2025		597	570,775
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025		2,527	2,414,482
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	4.25%	09/07/2028		1,027	996,342
MB2 Dental Solutions LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.00%	01/29/2027		5,395	5,394,616
Delayed Draw Term Loan (3 mo. USD LIBOR + 7.02%)(d)	7.54%	01/29/2027		2,937	2,936,720
Delayed Draw Term Loan(d)(e)	0.00%	01/29/2027		3,367	3,367,125
Term Loan B (3 mo. USD LIBOR + 6.00%)(d)	7.24%	01/29/2027		8,145	8,145,362
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	12/18/2028		1,923	1,855,913
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	12/17/2029		775	737,573
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR	132	137,052
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	232	242,312
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	134	139,970
Nidda Healthcare Holding AG (Germany), Term Loan F (SONIA + 4.50%)	5.46%	08/21/2026	GBP	480	564,772
Ortho-Clinical Diagnostics, Inc., Term Loan(f)	-	06/30/2025		57	56,333
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.31%	10/15/2027		2,856	2,844,299
SDB Holdco LLC
Delayed Draw Term Loan (Term SOFR + 8.00%)(d)	8.00%	03/18/2027		554	548,452
Term Loan (Term SOFR + 8.00%)(d)	8.84%	03/17/2027		9,567	9,409,897
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.01%	12/15/2028		411	400,053
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	6.26%	11/24/2028		2,533	2,444,125
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	5.31%	03/31/2028		911	888,674
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	12/20/2027		3,207	3,086,451
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.06%	08/27/2025		1,175	1,154,057
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	10/23/2026		718	703,560
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	01/15/2028		931	898,796
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.49%	01/15/2029		402	387,953
					62,158,065

Home Furnishings–2.11%
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%) (Acquired 11/22/2017-04/29/2022; Cost $611,946)(g)	0.75%	11/29/2024	EUR	519	261,474
Hunter Douglas, Inc.
First Lien Term Loan(f)	-	02/09/2029	EUR	2,512	2,527,764
First Lien Term Loan(f)	-	02/09/2029		2,472	2,244,694
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.64%	09/25/2028		2,729	2,335,598
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		1,180	1,168,344
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		3,552	2,634,256
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.93%	10/16/2028		2,563	2,230,753
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	07/01/2029		530	493,710
Weber-Stephen Products LLC, Incremental Term Loan B(d)(f)	-	10/30/2027		90	84,000
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	10/30/2027		64	59,444
					14,040,037

Industrial Equipment–6.50%
Apex Tool Group LLC, Term Loan B (f)	-	02/08/2029		1,558	1,409,405
Brush (United Kingdom)
Term Loan (3 mo. USD LIBOR + 7.00%)(d)	7.00%	06/09/2028	EUR	5,918	6,262,005
Term Loan A (SONIA + 7.44%)(d)	7.44%	06/09/2028	GBP	5,092	6,331,918
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	6.46%	12/20/2028		1,419	1,355,561
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	5.71%	06/27/2026		483	471,256
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	5.74%	04/16/2026		508	479,658

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.81%	12/16/2027		$1,122	$ 1,101,869
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	05/19/2028		627	601,732
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	7.01%	05/21/2029		195	191,786
Kantar (United Kingdom)
Revolver Loan(d)(e)	0.00%	06/04/2026		3,000	2,760,000
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.52%	12/04/2026		2,528	2,454,762
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	5.51%	12/04/2026		1,199	1,134,130
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.52%	06/21/2028		2,782	2,647,923
MKS Instruments, Inc., Term Loan B (Term SOFR + 2.75%)	3.89%	04/11/2029		70	69,527
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.52%	07/31/2025		179	174,549
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.01%	03/08/2025		1,462	1,398,147
Platin2025 Holdings S.a r.l. (Germany), Term Loan B(f)	-	12/29/2028	EUR	1,642	1,691,304
Robertshaw US Holding Corp.
First Lien Term Loan(f)	-	02/28/2025		606	499,838
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.06%	02/28/2026		535	387,580
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.81%	08/14/2026		969	938,495
Tank Holding Corp., Term Loan (Term SOFR + 6.00%)(d)	7.13%	03/31/2028		6,363	6,204,229
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.02%	07/31/2027		3,096	2,990,610
Victory Buyer LLC
Second Lien Term Loan B(d)(f)	-	11/19/2029		315	312,223
Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	4.68%	11/15/2028		1,481	1,410,367
					43,278,874

Insurance–0.51%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	02/15/2027		2,100	2,010,095
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.31%	02/15/2027		1,439	1,406,904
					3,416,999

Leisure Goods, Activities & Movies–9.76%
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.84%	04/22/2026		5,332	4,713,069
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/18/2028		6,795	6,489,208
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		677	654,353
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	10.08%	05/23/2024		1,503	1,589,016
Revolver Loan (3 mo. USD LIBOR + 3.00%)	0.50%	03/02/2023		1,018	771,399
Revolver Loan (3 mo. USD LIBOR + 5.00%)	6.51%	05/23/2024		1,393	1,344,210
Revolver Loan(e)	0.00%	03/02/2023		19	14,096
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR	643	478,914
Term Loan (1 mo. USD LIBOR + 2.50%)	4.00%	02/28/2025		5,383	3,829,516
Term Loan (1 mo. USD LIBOR + 2.75%)	4.25%	09/30/2026		2,774	1,899,928
Term Loan B-1 (3 mo. USD LIBOR + 7.00%)	7.00%	05/23/2024		4,965	5,671,850
Dorna Sports S.L. (Spain), Term Loan B(f)	-	02/03/2029	EUR	815	836,955
Eagle Midco Ltd. (United Kingdom), Term Loan (SONIA + 4.25%)	5.47%	03/20/2028	GBP	404	499,439
Fender Musical Instruments Corp., Term Loan B (Term SOFR + 4.00%)	4.89%	11/17/2028		653	621,284
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.26%	04/18/2025		1,655	1,481,391
Hornblower Holdings LLC, Term Loan (6 mo. USD LIBOR + 8.13%)	10.06%	11/25/2025		533	551,406
Invictus Media S.L.U. (Spain)
Second Lien Term Loan(j)	7.50%	12/26/2025	EUR	3,046	2,992,036
Term Loan A-1(j)	4.25%	06/26/2024	EUR	1,485	1,546,928
Term Loan A-2(j)	5.25%	06/26/2024	EUR	932	970,704
Term Loan B-1(j)	5.75%	06/26/2025	EUR	2,234	2,308,588
Term Loan B-2(j)	4.75%	06/26/2025	EUR	1,349	1,394,023
Nord Anglia Education, First Lien Term Loan (3 mo. EURIBOR + 3.25%)	3.25%	09/01/2024	EUR	450	462,881
OEG Borrower, LLC, Term Loan B(d)(f)	-	05/20/2029		1,640	1,582,862
Parques Reunidos (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	1,516	1,547,317

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Royal Caribbean Cruises
Revolver Loan (3 mo. USD LIBOR + 1.30%)	0.50%	10/12/2022		$1,958	$ 1,913,482
Revolver Loan (3 mo. USD LIBOR + 1.30%)(d)	2.70%	04/05/2024		2,890	2,557,386
Revolver Loan(d)(e)	0.00%	04/12/2024		1,098	971,940
Revolver Loan(e)	0.00%	10/12/2022		260	253,988
Revolver Loan(d)(e)	0.00%	04/05/2024		1,263	1,117,883
Scenic (Columbus Capital B.V.) (Australia), Term Loan B (Acquired 02/28/2022; Cost $1,043,459)(f)(g)	-	02/27/2027	EUR	1,000	971,563
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	2.81%	04/17/2026		111	107,742
USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 15.00%)(d)	7.00%	06/30/2025		596	595,827
Term Loan A(d)(e)	0.00%	06/30/2025		895	894,923
Term Loan B (3 mo. USD LIBOR + 3.00%)(d)	4.00%	06/30/2025		9,433	9,433,317
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	2,345	1,995,904
					65,065,328

Lodging & Casinos–4.13%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.62%	02/02/2026		1,974	1,879,041
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	02/02/2026		2,394	2,226,465
B&B Hotels S.A.S. (France)
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	659	684,590
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	3,014	3,040,909
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	07/31/2026	EUR	697	732,963
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.05%	10/02/2028		1,939	1,863,894
Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	07/21/2025		562	556,065
Fertitta Entertainment LLC, Term Loan (Term SOFR + 4.00%)	5.03%	01/31/2029		270	259,197
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	4,860	4,628,974
Term Loan C (3 mo. EURIBOR + 4.50%)	4.50%	09/30/2027	EUR	1,879	1,782,013
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/30/2027	EUR	6,961	6,755,315
Scientific Games Lottery
Term Loan B(f)	-	01/31/2029	EUR	471	489,023
Term Loan B(f)	-	04/04/2029		2,722	2,619,100
					27,517,549

Nonferrous Metals & Minerals–1.72%
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.31%	06/11/2029		101	98,663
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	06/09/2028		1,731	1,627,777
AZZ, Inc., First Lien Term Loan(f)	-	05/06/2029		2,904	2,813,403
Corialis Group Ltd. (United Kingdom), Term Loan B (SONIA + 4.15%)	5.12%	05/24/2028	GBP	193	225,038
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026		786	755,170
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	6.01%	07/19/2025		2,272	2,141,028
Term Loan (1 mo. USD LIBOR + 9.00%)(d)	10.51%	10/22/2025		1,141	1,083,954
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/16/2027		2,866	2,700,063
					11,445,096

Oil & Gas–3.38%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.97%	05/21/2025		3,106	3,037,381
Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	10/28/2027		246	222,852
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	08/25/2026		2,502	1,859,759
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 07/02/2018-10/02/2018; Cost $3,285,789)(g)	7.00%	07/02/2023		1,600	1,508,034
McDermott International Ltd.
LOC(e)	0.00%	06/30/2024		3,645	3,034,049
LOC (1 mo. USD LIBOR + 4.00%)(d)	4.25%	06/30/2024		1,620	1,352,382
PIK Term Loan, 3.00% PIK Rate, 2.06% Cash Rate(h)	3.00%	06/30/2025		833	424,995
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	06/30/2024		159	101,657

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	03/19/2024		$7,059	$ 6,552,316
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $4,273,759)(g)	9.06%	08/27/2026		4,350	4,373,076
Southcross Energy Partners L.P., Revolver Loan(d)(e)	0.00%	01/31/2025		70	70,174
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/17/2028		5	5,291
					22,541,966

Publishing–4.05%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.93%	08/12/2028		952	931,390
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026		4,509	4,315,152
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.74%	08/21/2026		5,535	5,077,417
Dotdash Meredith, Inc., Term Loan B (Term SOFR + 4.00%)	4.87%	12/01/2028		4,229	4,059,188
Harbor Purchaser, Inc., Term Loan B (Term SOFR + 5.25%)	6.38%	03/31/2029		5,370	4,976,938
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	07/30/2028		5,426	5,173,017
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	09/13/2024		2,547	2,468,198
					27,001,300

Radio & Television–1.18%
Diamond Sports Holdings LLC
First Lien Term Loan (Term SOFR + 8.00%)	9.00%	05/25/2026		1,903	1,920,781
Second Lien Term Loan (Term SOFR + 3.25%)	4.09%	08/24/2026		2,137	660,953
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	3.30%	01/02/2026		22	21,401
Term Loan D (1 mo. USD LIBOR + 3.00%)	3.80%	12/01/2028		177	172,912
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	3.56%	09/30/2026		555	526,939
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	4.06%	04/01/2028		1,427	1,355,947
Term Loan B-4 (Term SOFR + 3.75%)	4.88%	04/20/2029		2,973	2,836,486
Univision Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	05/05/2028		358	343,408
					7,838,827

Retailers (except Food & Drug)–2.79%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.81%	03/06/2028		5,488	5,228,144
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	12/18/2026		796	772,523
CNT Holdings I Corp. (1-800 Contacts), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.59%	11/06/2028		665	646,680
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	358	344,657
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	206	198,478
Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	453	436,455
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	632	608,725
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	140	135,441
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		7,850	7,400,937
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	6.51%	04/21/2028		2,914	2,826,457
					18,598,497

Surface Transport–1.97%
American Trailer World Corp., First Lien Term Loan (Term SOFR + 3.75%)	4.63%	03/03/2028		3,779	3,409,551
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/07/2028		470	448,410
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	09/30/2028		1,658	1,572,987
First Student Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.98%	07/21/2028		385	363,273
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	3,127	2,839,696
Term Loan C(f)	-	06/16/2023	EUR	1,000	1,039,234
Novae LLC
Delayed Draw Term Loan (Term SOFR + 5.00%)	5.92%	12/22/2028		345	335,398
Delayed Draw Term Loan(e)	0.00%	12/22/2028		3	3,388
Term Loan B (Term SOFR + 5.00%)	5.80%	12/22/2028		1,219	1,185,751
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.24%	10/12/2024		333	323,821
STG - XPOI Opportunity, Term Loan B (Term SOFR + 6.00%)	6.75%	04/30/2028		1,609	1,581,274
					13,102,783

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–6.18%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.12%	12/15/2027		$1,025	$ 778,405
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	4.87%	12/15/2027		1,318	1,002,472
CCI Buyer, Inc., Term Loan (Term SOFR + 3.75%)	4.75%	12/13/2027		6,198	5,963,349
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.31%	03/15/2027		3	3,286
Cincinnati Bell, Inc., Term Loan B-2 (Term SOFR + 3.25%)	3.80%	11/17/2028		35	34,178
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		2,257	2,189,230
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		1	592
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	04/27/2027		1,441	1,404,860
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	05/01/2028		2,240	2,147,245
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B(f)	-	01/27/2029		8,658	8,190,950
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.56%	11/04/2026		41	39,640
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	2.81%	03/01/2027		57	54,920
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.30%	11/30/2025		3,832	3,214,429
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	9.55%	11/30/2026		3,039	2,552,574
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	3.81%	12/07/2026		3,676	2,674,485
U.S. Telepacific Corp., Term Loan (3 mo. USD LIBOR + 7.25%)	7.25%	05/01/2026		3,100	1,810,637
Voyage Digital (NC) Ltd., Term Loan B(d)(f)	-	03/03/2029		1,619	1,598,788
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.31%	09/21/2027		3,910	3,705,217
Zayo Group LLC, Incremental Term Loan(f)	-	03/09/2027		3,945	3,793,207
					41,158,464

Utilities–2.66%
AI Alpine US Bidco, Inc., Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	575	595,813
Brookfield WEC Holdings, Inc., Incremental Term Loan(f)	-	08/01/2025		2,054	1,996,510
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	10/02/2025		4,412	3,167,701
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.01%	12/01/2028		1,315	1,305,142
Term Loan C (1 mo. USD LIBOR + 5.00%)	6.01%	12/01/2028		27	27,258
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	11/09/2026		3,272	3,029,755
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.24%	07/30/2026		2,543	1,136,034
Lightstone Holdco LLC
Term Loan B (SOFR + 5.75%)	4.99%	01/30/2024		3,334	3,075,280
Term Loan C (SOFR + 5.75%)	5.20%	01/30/2024		188	173,451
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	05/16/2024		2,081	1,714,243
Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/23/2028	EUR	1,175	1,231,047
USIC Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	05/07/2029		301	289,253
					17,741,487
Total Variable Rate Senior Loan Interests (Cost $945,753,087)					900,262,521

			Shares
Common Stocks & Other Equity Interests–8.56%(k)
Aerospace & Defense–0.65%
IAP Worldwide Services, Inc.(d)				320	4,337,670

Automotive–0.00%
ThermaSys Corp.(d)				881,784	26,454

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(d)				780	0
Lake at Las Vegas Joint Venture LLC, Class B(d)				9	0
					0

Business Equipment & Services–1.06%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,582,374)(g)				7,731	2,706
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $5,861,907)(d)(g)				44,397	7,081,355
					7,084,061

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Shares	Value
Containers & Glass Products–0.03%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $52,821)(g)	12,972	$ 223,767

Electronics & Electrical–0.01%
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $511,327)(g)	30,527	86,498

Financial Intermediaries–0.00%
RJO Holdings Corp.(d)	1,481	1,481
RJO Holdings Corp., Class A(d)	1,142	1,142
RJO Holdings Corp., Class B(d)	1,667	17
		2,640

Health Care–0.01%
Envigo RMS Holding Corp.(d)	5,797	84,259

Industrial Equipment–0.10%
North American Lifting Holdings, Inc.	44,777	656,722

Leisure Goods, Activities & Movies–1.48%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(g)	240,479	48,484
USF S&H Holdco LLC(d)(l)	9,844	9,824,019
		9,872,503

Lodging & Casinos–0.53%
Bally’s Corp.(m)	120,357	3,146,132
Caesars Entertainment, Inc.(m)	7,110	356,709
		3,502,841

Oil & Gas–3.54%
Aquadrill LLC	80,251	3,296,992
HGIM Corp. (Acquired 07/02/2018-08/31/2021; Cost $965,010)(g)	10,815	91,927
HGIM Corp., Wts., expiring 07/02/2043 (Acquired 07/02/2018; Cost $611,987)(g)	6,859	58,301
McDermott International Ltd.(m)	352,986	222,381
McDermott International Ltd.(d)	1,066,050	638,031
NexTier Oilfield Solutions, Inc.(m)	42,011	457,920
Noble Corp.(m)	1,375	49,885
QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $5,330,221)(g)	128,436	16,696,680
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $203,130)(g)	22,570	236,985
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $260,808)(g)	43,468	315,143
Samson Investment Co., Class A(d)	132,022	82,514
Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $672,435)(g)	64,960	1,949
Transocean Ltd.(m)	208,610	859,473
Tribune Resources, Inc.	337,847	557,448
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)	87,471	2,187
		23,567,816

Radio & Television–0.30%
iHeartMedia, Inc., Class A(m)	166,688	1,966,918
iHeartMedia, Inc., Class B	42	630
		1,967,548

Retailers (except Food & Drug)–0.04%
Claire’s Stores, Inc.	390	127,725
Toys ’R’ Us-Delaware, Inc.(d)	15	36,297
Vivarte S.A.S.(d)	233,415	111,369
		275,391

Surface Transport–0.08%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(g)	8,057	173,225
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	252,120	80,101
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	221,672	93,903

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

			Shares		Value
Surface Transport–(continued)
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(g)				8,470	$ 182,105
					529,334

Utilities–0.73%
Vistra Corp.				164,114	4,327,686
Vistra Operations Co. LLC, Rts., expiring 12/31/2046				383,614	508,289
					4,835,975
Total Common Stocks & Other Equity Interests (Cost $59,127,773)					57,053,479

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–4.10%(n)
Automotive–0.34%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(o)(p)	9.57%	04/19/2026	SEK	18,750	1,939,136
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(o)(p)	4.50%	09/30/2028	EUR	362	338,801
					2,277,937

Building & Development–0.13%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(o)(p)	5.00%	01/15/2027	EUR	450	468,931
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(o)(p)	5.13%	11/15/2022	EUR	230	173,708
Haya Real Estate S.A. (Spain)(o)	5.25%	11/15/2022	EUR	321	241,399
					884,038

Business Equipment & Services–0.29%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(o)(p)	4.25%	10/15/2028	EUR	557	580,776
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(o)(p)	4.25%	10/30/2028	EUR	1,286	1,322,773
					1,903,549

Cable & Satellite Television–0.23%
Altice Financing S.A. (Luxembourg) (Acquired 01/08/2020; Cost $470,038)(g)(o)	3.00%	01/15/2028	EUR	423	385,889
Altice Finco S.A. (Luxembourg) (Acquired 10/05/2017-09/14/2020; Cost $1,450,958)(g)(o)	4.75%	01/15/2028	EUR	1,292	1,160,804
					1,546,693

Chemicals & Plastics–0.11%
Herens Midco S.a.r.l. (Luxembourg)(o)	5.25%	05/15/2029	EUR	887	729,663

Electronics & Electrical–0.20%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(o)(p)	5.25%	02/15/2029	EUR	1,258	1,313,920

Financial Intermediaries–1.28%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(o)(p)	5.00%	08/01/2024	EUR	2,617	2,595,224
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(o)(p)	6.25%	05/01/2026	EUR	1,168	1,228,398
Garfunkelux Holdco 3 S.A. (Luxembourg)(o)	6.75%	11/01/2025	EUR	1,523	1,551,600
Kane Bidco Ltd. (United Kingdom)(o)	5.00%	02/15/2027	EUR	267	266,408
Kane Bidco Ltd. (United Kingdom)(o)	6.50%	02/15/2027	GBP	334	386,412
Sherwood Financing PLC (United Kingdom)(o)	4.50%	11/15/2026	EUR	371	362,679
Sherwood Financing PLC (United Kingdom)(o)	6.00%	11/15/2026	GBP	375	413,876
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(o)(p)	4.63%	11/15/2027	EUR	1,652	1,715,866
					8,520,463

Health Care–0.14%
Kepler S.p.A. (United Kingdom) (3 mo. EURIBOR + 5.75%)(o)(p)	5.38%	05/15/2029	EUR	900	941,074

Home Furnishings–0.35%
Ideal Standard International S.A. (Belgium)(o)	6.38%	07/30/2026	EUR	529	397,819
Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	1,844	1,963,230
					2,361,049

Leisure Goods, Activities & Movies–0.11%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(o)(p)	4.75%	06/15/2027	EUR	372	353,662

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Deuce Finco PLC (United Kingdom)(o)	5.50%	06/15/2027	GBP	372	$ 402,517
					756,179

Lodging & Casinos–0.32%
TVL Finance PLC (United Kingdom) (SONIA + 5.38%)(o)(p)	6.25%	07/15/2025	GBP	1,801	2,124,195

Retailers (except Food & Drug)–0.41%
Douglas GmbH (Germany)(o)	6.00%	04/08/2026	EUR	1,377	1,260,770
Kirk Beauty SUN GmbH 9.00% PIK Rate, 8.25% Cash Rate (Germany)(o)	8.25%	10/01/2026	EUR	1,923	1,437,530
					2,698,300

Surface Transport–0.19%
Zenith Finco PLC (United Kingdom)(o)	6.50%	06/30/2027	GBP	1,203	1,280,935
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $32,102,171)					27,337,995

U.S. Dollar Denominated Bonds & Notes–3.77%
Air Transport–0.14%

Mesa Airlines, Inc., Class B (d)	5.75%	07/15/2025		$872	910,121

Building & Development–0.46%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $1,170,686)(g)(o)	5.75%	05/15/2026		1,287	1,266,749
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/17/2021; Cost $1,910,109)(g)(o)	4.50%	04/01/2027		1,918	1,793,311
					3,060,060

Business Equipment & Services–0.16%
Advantage Sales & Marketing, Inc. (o)	6.50%	11/15/2028		1,213	1,082,499

Cable & Satellite Television–0.53%
Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-10/01/2021; Cost $1,759,850)(g)(o)	5.00%	01/15/2028		1,734	1,574,125
Altice France S.A. (France)(o)	5.50%	01/15/2028		594	529,711
Altice France S.A. (France)(o)	5.50%	10/15/2029		554	481,626
Virgin Media Secured Finance PLC (United Kingdom)(o)	4.50%	08/15/2030		1,020	924,171
					3,509,633

Chemicals & Plastics–0.04%
Herens Holdco S.a.r.l. (Luxembourg) (o)	4.75%	05/15/2028		343	297,151

Containers & Glass Products–0.03%
LABL, Inc. (o)	5.88%	11/01/2028		242	221,884

Electronics & Electrical–0.07%
CommScope, Inc. (o)	4.75%	09/01/2029		543	481,695

Food Products–0.17%
Teasdale Foods, Inc. (d)	16.25%	06/18/2026		1,771	1,147,058

Food Service–0.10%
eG Global Finance PLC (United Kingdom) (o)	6.75%	02/07/2025		671	654,960

Health Care–0.07%
Global Medical Response, Inc. (o)	6.50%	10/01/2025		495	476,131

Industrial Equipment–0.70%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (o)	7.38%	08/15/2026		5,122	4,132,865
TK Elevator Holdco GmbH (Germany)(o)	7.63%	07/15/2028		574	539,904
					4,672,769

Leisure Goods, Activities & Movies–0.48%
AMC Entertainment Holdings, Inc. (o)	7.50%	02/15/2029		3,476	3,189,230

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–0.02%
SCIH Salt Holdings, Inc. (o)	4.88%	05/01/2028	$157	$ 146,126

Publishing–0.46%
McGraw-Hill Education, Inc. (o)	5.75%	08/01/2028	3,329	3,041,707

Radio & Television–0.11%
Diamond Sports Group LLC/Diamond Sports Finance Co. (o)	5.38%	08/15/2026	1,339	444,166
iHeartCommunications, Inc.(o)	4.75%	01/15/2028	322	290,787
				734,953

Telecommunications–0.23%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (o)	7.75%	08/15/2028	1,635	1,508,688
Total U.S. Dollar Denominated Bonds & Notes (Cost $28,832,248)				25,134,665

			Shares

Preferred Stocks–0.83%(k)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(d)			187,840	5,635

Containers & Glass Products–0.11%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020-03/15/2022; Cost $554,144)(d)(g)			5,541	681,483

Electronics & Electrical–0.08%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(g)			46,998	415,932
Riverbed Technology, Inc., Pfd.			13,234	117,121
				533,053

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(d)			324	1,622

Oil & Gas–0.09%
McDermott International Ltd., Pfd.(d)			914,686	594,546
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485)(d)(g)			258,709	19,403
				613,949

Surface Transport–0.55%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,496,920)(g)			29,979	749,475
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,573,543)(g)			31,515	787,875
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020;
Cost $918,945)(g)			39,456	1,242,864
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(g)			27,709	872,834
				3,653,048
Total Preferred Stocks (Cost $6,041,007)				5,488,790

	Interest Rate	Maturity Date	Principal Amount (000)
Municipal Obligations–0.53%
Arizona–0.53%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $3,711,844) (Cost $3,711,844)(g)(o)	9.00%	01/01/2028	$4,109	3,537,778

			Shares
Money Market Funds–7.27%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(l)(q)			16,962,838	16,962,838
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(l)(q)			12,117,751	12,116,539

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Shares	Value
Invesco Treasury Portfolio, Institutional Class, 0.54%(l)(q)	19,386,101	$19,386,101

Total Money Market Funds (Cost $48,465,478)		48,465,478

TOTAL INVESTMENTS IN SECURITIES(r)–160.17% (Cost $1,124,033,608)		1,067,280,706

BORROWINGS–(33.92)%		(226,000,000)

VARIABLE RATE TERM PREFERRED SHARES–(14.97)%		(99,730,472)

OTHER ASSETS LESS LIABILITIES–(11.28)%		(75,205,593)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$666,344,641

Investment Abbreviations:

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
Rts.	- Rights
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	This variable rate interest will settle after May 31, 2022, at which time the interest rate will be determined.
(g)	Restricted security. The aggregate value of these securities at May 31, 2022 was $61,184,222, which represented 9.18% of the Trust’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $9,218,284, which represented 1.38% of the Trust’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	February 28, 2022	at Cost	from Sales	Appreciation	Gain	May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,834,620	$28,097,151	$(22,968,933)	$ -	$ -	$16,962,838	$ 5,737
Invesco Liquid Assets Portfolio, Institutional Class	8,453,573	20,069,394	(16,406,596)	42	126	12,116,539	4,559
Invesco Treasury Portfolio, Institutional Class	13,525,280	32,111,029	(26,250,208)	-	-	19,386,101	5,314
Investments in Other Affiliates:
USF S&H Holdco LLC	8,923,516	-	-	900,503	-	9,824,019	-
Total	$42,736,989	$80,277,574	$(65,625,737)	$900,545	$126	$58,289,497	$15,610

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $53,953,259, which represented 8.10% of the Trust’s Net Assets.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(r)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/30/2022	Barclays Bank PLC	EUR	26,657,419	USD	29,029,662	$371,372

06/30/2022	Barclays Bank PLC	USD	138,497	GBP	112,499	3,279

06/30/2022	BNP Paribas S.A.	NOK	611	USD	70	5

06/30/2022	Canadian Imperial Bank of Commerce	USD	29,601,713	EUR	28,098,447	605,767

06/30/2022	Goldman Sachs International	EUR	283,209	USD	308,485	4,019

06/30/2022	Goldman Sachs International	USD	676,337	EUR	640,896	12,664

06/30/2022	Morgan Stanley Bank, N.A.	EUR	27,657,819	USD	30,047,038	313,259

06/30/2022	Morgan Stanley Bank, N.A.	GBP	6,641,974	USD	8,655,454	284,962

06/30/2022	Morgan Stanley Bank, N.A.	SEK	18,750,000	USD	1,990,467	68,819

06/30/2022	Morgan Stanley Bank, N.A.	USD	338,203	EUR	320,450	6,300

06/30/2022	Morgan Stanley Bank, N.A.	USD	8,300,011	GBP	6,736,878	190,083

07/29/2022	Morgan Stanley Bank, N.A.	EUR	1,000,000	USD	1,077,019	221

06/30/2022	Royal Bank of Canada	USD	63	NOK	611	2

06/30/2022	Royal Bank of Canada	USD	1,866,196	SEK	18,750,000	55,452

07/29/2022	Royal Bank of Canada	USD	183,377	GBP	146,954	1,866

06/30/2022	State Street Bank & Trust Co.	GBP	6,641,974	USD	8,654,120	283,628

06/30/2022	State Street Bank & Trust Co.	USD	29,603,118	EUR	28,098,447	604,362

06/30/2022	State Street Bank & Trust Co.	USD	8,077,988	GBP	6,557,720	186,324

07/29/2022	State Street Bank & Trust Co.	USD	650,054	EUR	604,210	558

06/30/2022	Toronto Dominion Bank	EUR	26,657,818	USD	28,959,348	300,627

06/30/2022	Toronto Dominion Bank	GBP	6,680,870	USD	8,706,235	286,725

06/30/2022	Toronto Dominion Bank	USD	29,665,333	EUR	28,098,025	541,694

06/30/2022	Toronto Dominion Bank	USD	8,081,423	GBP	6,557,721	182,889

06/30/2022	UBS AG	USD	3,162,861	EUR	3,000,000	62,315

Subtotal–Appreciation						4,367,192

Currency Risk

07/29/2022	Canadian Imperial Bank of Commerce	EUR	27,926,979	USD	29,471,424	(600,281)

07/29/2022	Morgan Stanley & Co. International PLC	GBP	6,584,855	USD	8,114,882	(185,657)

07/29/2022	Royal Bank of Canada	NOK	611	USD	63	(2)

07/29/2022	Royal Bank of Canada	SEK	18,943,804	USD	1,887,200	(56,024)

06/30/2022	State Street Bank & Trust Co.	EUR	6,000,000	USD	6,328,862	(121,490)

07/29/2022	State Street Bank & Trust Co.	EUR	27,926,979	USD	29,472,877	(598,829)

07/29/2022	State Street Bank & Trust Co.	GBP	6,584,953	USD	8,113,726	(186,937)

06/30/2022	Toronto Dominion Bank	EUR	1,000,000	USD	1,068,741	(6,318)

07/29/2022	Toronto Dominion Bank	EUR	27,926,560	USD	29,534,766	(536,487)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

07/29/2022	Toronto Dominion Bank	GBP	6,584,953	USD	8,117,042	$ (183,621)

Subtotal–Depreciation						(2,475,646)

Total Forward Foreign Currency Contracts						$ 1,891,546

Abbreviations:

EUR	-	Euro
GBP	-	British Pound Sterling
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	U.S. Dollar

The aggregate value of securities considered illiquid at May 31, 2022 was $305,275,307, which represented 45.81% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$565,356,681	$334,905,840	$900,262,521

Common Stocks & Other Equity Interests	11,387,104	23,439,580	22,226,795	57,053,479

Non-U.S. Dollar Denominated Bonds & Notes	–	27,337,995	–	27,337,995

U.S. Dollar Denominated Bonds & Notes	–	23,077,486	2,057,179	25,134,665

Preferred Stocks	–	4,186,101	1,302,689	5,488,790

Municipal Obligations	–	3,537,778	–	3,537,778

Money Market Funds	48,465,478	–	–	48,465,478

Total Investments in Securities	59,852,582	646,935,621	360,492,503	1,067,280,706

Other Investments - Assets*

Investments Matured	–	–	3,093,483	3,093,483

Forward Foreign Currency Contracts	–	4,367,192	–	4,367,192

	–	4,367,192	3,093,483	7,460,675

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(2,475,646)	–	(2,475,646)

Total Other Investments	–	1,891,546	3,093,483	4,985,029

Total Investments	$59,852,582	$648,827,167	$363,585,986	$1,072,265,735

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2022:

	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/22
Variable Rate Senior Loan Interests	$325,992,555	$22,702,413	$(8,850,789)	$313,656	$39,501	$(3,409,517)	$13,213,397	$(15,095,376)	$334,905,840
Common Stocks & Other Equity Interests	27,534,402	–	–	–	(122,831)	(1,333,195)	145,264	(3,996,845)	22,226,795
Investments Matured	3,059,457	34,026	–	–	–	–	–	–	3,093,483
U.S. Dollar Denominated Bonds & Notes	2,403,790	69,149	–	–	–	(415,760)	–	–	2,057,179
Preferred Stocks	1,355,133	251,900	(160,648)	–	160,648	(304,344)	–	–	1,302,689
Total	$360,345,337	$23,057,488	$(9,011,437)	$313,656	$77,318	$(5,462,816)	$13,358,661	$(19,092,221)	$363,585,986

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Senior Income Trust

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

				Range of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable
	at 05/31/22	Technique	Inputs	Inputs	Input Used

Keg Logistics LLC, Term Loan A	$25,638,387	Valuation Service	N/A	N/A	N/A	(a)

FDH Group Acquisition, Inc., Term Loan A	21,786,194	Valuation Service	N/A	N/A	N/A	(a)

Lightning Finco Ltd., Term Loan B-1	17,080,813	Valuation Service	N/A	N/A	N/A	(a)

Muth Mirror Systems LLC, Term Loan	16,698,154	Valuation Service	N/A	N/A	N/A	(a)

Boeing Co., Revolver Loan	15,964,768	Valuation Service	N/A	N/A	N/A	(b)

Teasdale Foods, Inc., Term Loan B	12,652,418	Valuation Service	N/A	N/A	N/A	(a)

Groundworks LLC, First Lien Incremental Term Loan	12,107,748	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

Invesco Senior Income Trust